UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06707

Narragansett Insured Tax-Free Income Fund
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 6/30/10

Date of reporting period: 12/31/10

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
December 31, 2010

A tax-free income investment

Serving Rhode Island Investors For More Than 15 Years Narragansett Insured Tax-Free Income Fund “Getting All the Pieces to Fit”

February, 2011

Dear Fellow Shareholder:

     Like a jigsaw puzzle piece, Narragansett Insured Tax-Free Income Fund’s portfolio manager must decide whether any municipal bond under consideration for addition to the Fund’s portfolio has the potential to fit correctly into place. Otherwise, the addition might distort the overall picture.

     Specifically, any bond under consideration must “fit” in terms of the principal amount, quality, maturity, liquidity and sector diversification.

     For example, let’s say the Fund has $500,000 to invest. The portfolio manager must first find bonds available for purchase in the marketplace within that size range. Then, it must be decided whether to purchase one bond for the full amount of $500,000, several $100,000 offerings or some other combination. If the portfolio already possesses a significant holding in “Issuer A,” the portfolio manager may decide to purchase a smaller additional offering so as not to overweight the portfolio in that particular issuer.

     The bonds available for purchase must also be looked at in terms of quality, maturity and sector diversification. As you know, the municipal bonds in Narragansett Insured Tax-Free Income Fund must be rated investment grade – within the top four credit ratings assigned by a Nationally Recognized Statistical Rating Organization (NRSRO) like Moody’s or Standard & Poor’s – or, if unrated, must be determined to be of comparable quality. The portfolio is also managed to have an intermediate maturity (as of December 31, 2010, the Fund’s average maturity was 9.36 years) and a reasonable degree of diversification among varying projects.

     So, if both a transportation and a school bond are available with identical maturities and quality rating, the portfolio manager may decide for sector diversification purposes to purchase the transportation bond if the portfolio already contains a sufficient amount of school bonds.

NOT A PART OF THE SEMI-ANNUAL REPORT

     The last piece of the puzzle is an ongoing attempt to keep the overall portfolio functioning smoothly, such that when one bond is removed, another complementary one is sought in an effort to keep the “picture just right”.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE SEMI-ANNUAL REPORT

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (35.9%)	and Fitch	Value
	Bristol, Rhode Island
$2,200,000	4.000%, 02/15/26 AGMC Insured	Aa2/AA+/NR	$2,155,890
2,500,000	4.375%, 02/15/29 AGMC Insured	Aa2/AA+/NR	2,470,625
	Coventry, Rhode Island
550,000	5.000%, 11/01/16 AMBAC Insured	Aa2/NR/NR	567,957
550,000	5.000%, 11/01/17 AMBAC Insured	Aa2/NR/NR	566,263
	Cranston, Rhode Island
1,000,000	4.250%, 04/01/18 NPFG Insured	A1/A/A	1,043,360
1,000,000	4.250%, 04/01/19 NPFG Insured	A1/A/A	1,028,330
1,000,000	4.300%, 04/01/20 NPFG Insured	A1/A/A	1,018,260
250,000	5.000%, 02/15/22 AGMC Insured	Aa3/AA+/AA-	257,677
1,000,000	4.500%, 04/01/23 NPFG Insured	A1/A/A	1,015,800
250,000	5.000%, 02/15/24 AGMC Insured	Aa3/AA+/AA-	255,617
2,455,000	4.625%, 07/01/25 AGMC Insured	Aa3/AA+/NR	2,482,103
1,500,000	4.500%, 04/01/26 NPFG Insured	A1/A/A	1,465,920
990,000	4.750%, 07/01/28 AGMC Insured	Aa3/AA+/NR	986,505
750,000	4.300%, 07/01/30 2010 Series A AGMC Insured	Aa3/AA+/A	684,052
	Cumberland, Rhode Island
250,000	4.000%, 02/01/14 NPFG FGIC Insured	A1/A/NR	262,335
250,000	4.000%, 02/01/15 NPFG FGIC Insured	A1/A/NR	259,323
250,000	4.000%, 02/01/16 NPFG FGIC Insured	A1/A/NR	258,498
250,000	4.100%, 02/01/17 NPFG FGIC Insured	A1/A/NR	258,640
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA+/NR	1,074,660
250,000	4.150%, 02/01/18 NPFG FGIC Insured	A1/A/NR	257,458
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA+/NR	637,902
1,255,000	5.000%, 10/01/18 NPFG Insured	A1/A/NR	1,272,319
1,040,000	5.200%, 10/01/21 NPFG Insured	A1/A/NR	1,052,043
	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	Aa3/AA+/NR	2,254,450
	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,037,880
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,828,729
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,047,440
	New Shoreham, Rhode Island
245,000	4.000%, 11/15/15 AMBAC Insured	NR/AA/NR	253,494
255,000	4.250%, 11/15/16 AMBAC Insured	NR/AA/NR	263,907

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	New Shoreham, Rhode Island (continued)
$270,000	4.250%, 11/15/17 AMBAC Insured	NR/AA/NR	$278,184
910,000	4.800%, 04/15/18 AMBAC Insured	NR/AA/NR	933,806
285,000	4.500%, 11/15/18 AMBAC Insured	NR/AA/NR	293,824
1,105,000	5.000%, 04/15/22 AMBAC Insured	NR/AA/NR	1,129,653
	Newport, Rhode Island
1,000,000	4.500%, 11/01/15 AMBAC Insured (pre-refunded)	Aa2/NR/NR	1,044,010
1,000,000	4.750%, 11/01/18 AMBAC Insured (pre-refunded)	Aa2/NR/NR	1,046,060
800,000	5.000%, 11/01/20 AMBAC Insured (pre-refunded)	Aa2/NR/NR	838,488
	North Kingstown, Rhode Island
500,000	3.750%, 10/01/12 NPFG FGIC Insured	Aa2/AA/NR	526,395
	North Providence, Rhode Island
500,000	4.700%, 09/15/14 AGMC Insured	Aa3/AA+/NR	509,670
500,000	3.650%, 10/15/14 AGMC Insured	Aa3/AA+/NR	521,070
2,225,000	3.625%, 07/15/15 AGMC Insured	Aa3/AA+/NR	2,231,898
500,000	3.750%, 10/15/15 AGMC Insured	Aa3/AA+/NR	518,565
250,000	4.000%, 10/15/17 AGMC Insured	Aa3/AA+/NR	257,078
	Pawtucket, Rhode Island
910,000	4.000%, 04/15/14 AMBAC Insured	A1/NR/BBB-	934,343
1,950,000	4.500%, 07/15/26 AGMC Insured	Aa3/NR/NR	1,937,052
1,500,000	4.750%, 07/15/29 AGMC Insured	Aa3/NR/NR	1,489,020
	Providence, Rhode Island
500,000	5.000%, 07/15/14 AGMC Insured	Aa3/AA+/AA-	553,905
1,000,000	5.000%, 01/15/16 FGIC Insured (pre-refunded)	A1/A/AA-	1,011,300
1,000,000	5.000%, 01/15/17 FGIC Insured (pre-refunded)	A1/A/AA-	1,011,300
1,000,000	5.000%, 01/15/18 FGIC Insured (pre-refunded)	A1/A/AA-	1,011,300
1,500,000	5.000%, 01/15/23 AGMC Insured Series 2010 A
	Refunding***	Aa3/AA+/NR	1,486,620
1,500,000	5.000%, 01/15/26 AGMC Insured Series 2010 A
	Refunding***	Aa3/AA+/NR	1,479,720
	State of Rhode Island
4,000,000	5.000%, 08/01/14 Series A NPFG FGIC Insured	Aa2/AA/AA	4,084,280
2,000,000	5.000%, 08/01/12 Series B NPFG Insured	Aa2/AA/AA	2,135,200
1,000,000	5.000%, 06/01/14 Series B NPFG FGIC Insured
	(pre-refunded)	Aa2/AA/AA	1,018,820
2,000,000	5.000%, 08/01/15 Series B NPFG FGIC Insured	Aa2/AA/AA	2,038,780

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	State of Rhode Island (continued)
$1,000,000	5.250%, 11/01/11 Series C NPFG Insured	Aa2/AA/AA	$1,039,340
3,000,000	5.000%, 09/01/18 Series C NPFG Insured
	(pre-refunded)	Aa2/AA/AA	3,121,170
2,000,000	5.000%, 09/01/19 Series C NPFG Insured
	(pre-refunded)	Aa2/AA/AA	2,080,780
1,500,000	5.000%, 09/01/20 Series C NPFG Insured
	(pre-refunded)	Aa2/AA/AA	1,560,585
2,000,000	4.500%, 02/01/17 NPFG Insured	Aa2/AA/AA	2,128,540
2,000,000	5.250%, 11/01/17 FGIC Insured (pre-refunded)	Aa2/AA/AA	2,165,220
	Warwick, Rhode Island
250,000	4.125%, 07/15/13 AMBAC Insured	Aa2/AA-/NR	260,455
665,000	4.250%, 07/15/14 AMBAC Insured	Aa2/AA-/NR	690,769
700,000	4.375%, 07/15/15 AMBAC Insured	Aa2/AA-/NR	724,780
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	Aa2/AA+/NR	1,091,150
770,000	4.600%, 07/15/17 AMBAC Insured	Aa2/AA-/NR	792,330
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	Aa2/AA+/NR	1,097,773
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc.
	Insured	Aa2/AA-/NR	959,599
810,000	4.700%, 07/15/18 AMBAC Insured	Aa2/AA-/NR	833,709
1,000,000	5.000%, 01/15/19 NPFG FGIC Insured	Aa2/AA-/NR	1,025,830
855,000	4.750%, 07/15/19 AMBAC Insured	Aa2/AA-/NR	873,955
500,000	5.000%, 01/15/20 NPFG FGIC Insured	Aa2/AA-/NR	512,350
	West Warwick, Rhode Island
500,000	4.875%, 03/01/16 AMBAC Insured	A1/NR/BBB+	517,375
670,000	5.000%, 03/01/17 AMBAC Insured	A1/NR/BBB+	691,815
700,000	5.050%, 03/01/18 AMBAC Insured	A1/NR/BBB+	720,748
735,000	5.100%, 03/01/19 AMBAC Insured	A1/NR/BBB+	754,742
1,900,000	4.625%, 04/01/26 AGMC Insured	Aa3/NR/NR	1,921,299
1,400,000	4.750%, 04/01/29 AGMC Insured	Aa3/NR/NR	1,399,902
	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured	Aa2/AA/NR	962,631
900,000	4.000%, 07/01/18 NPFG Insured	Aa2/AA/NR	948,033

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	Woonsocket, Rhode Island
$655,000	4.450%, 12/15/12 NPFG FGIC Insured	Ba1/NR/BBB-	$656,310
685,000	4.550%, 12/15/13 NPFG FGIC Insured	Ba1/NR/BBB-	686,370
550,000	4.250%, 03/01/25 AMBAC Insured	Ba1/NR/BBB-	533,451
	Total General Obligation Bonds		90,088,789

	Revenue Bonds (65.4%)

	Development Revenue Bonds (10.4%)
	Providence, Rhode Island Redevelopment Agency
	Revenue Refunding Public Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured Series A	A2/A-/NR	1,984,400
1,000,000	5.000%, 04/01/28 Series A AMBAC Insured	A2/A-/NR	932,240
	Rhode Island Convention Center Authority Revenue
	Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA+/AA	2,087,360
4,000,000	5.000%, 05/15/23 AGMC Insured Series 2005 A .	Aa3/AA+/AA	4,129,320
1,500,000	5.500%, 05/15/27 AGMC Insured Series A	Aa3/AA+/AA-	1,571,520
	Rhode Island State Economic Development Corp.,
	Airport Revenue
540,000	4.625%, 07/01/26 AGMC Insured Series B	Aa3/AA+/A-	529,173
1,670,000	5.000%, 07/01/13 NPFG Insured Series C	A2/BBB+/A-	1,780,554
1,000,000	5.000%, 07/01/18 AGMC Insured Series C	Aa3/AA+/A-	1,093,930
1,500,000	5.000%, 07/01/22 NPFG Insured Series C	A2/BBB+/A-	1,534,455
	Rhode Island State Economic Development Corp.,
	Motor Fuel Tax Revenue (Rhode Island
	Department of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC Insured	A1/A+/A+	1,016,060
500,000	3.750%, 06/15/13 Series 2003A AMBAC Insured	A1/A+/A+	512,450
2,385,000	4.700%, 06/15/23 Series 2003A AMBAC Insured	A1/A+/A+	2,272,070
1,000,000	4.000%, 06/15/18 Series 2006A AMBAC Insured	A1/A+/A+	984,790
	Rhode Island State Economic Development Corp.,
	(Rhode Island Airport Corp. Intermodal Facility
	Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America,
	Inc. Insured	Baa1/BBB+/NR	998,310

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Development Revenue Bonds (continued)
	Rhode Island Economic Development Corp.
	(Rhode Island Department of Transportation)
$1,500,000	5.250%, 06/15/21 AGMC Insured	Aa2/AA+/AA-	$1,638,825
	Rhode Island State Economic Development Corp.,
	University of Rhode Island
750,000	4.800%, 11/01/11 Series 1999 AGMC Insured	Aa3/NR/NR	751,222
750,000	4.900%, 11/01/12 Series 1999 AGMC Insured	Aa3/NR/NR	752,040
750,000	4.900%, 11/01/13 Series 1999 AGMC Insured	Aa3/NR/NR	751,852
750,000	5.000%, 11/01/14 Series 1999 AGMC Insured	Aa3/NR/NR	751,747
	Total Development Revenue Bonds		26,072,318

	Higher Education Revenue Bonds (22.6%)
	Rhode Island Health & Education Building Corp.,
	Brown University
2,000,000	5.250%, 09/01/17 Series 2001 A NPFG Insured	Aa1/AA+/NR	2,045,520
2,500,000	4.750%, 09/01/33 Series 2003 A	Aa1/AA+/NR	2,448,875
1,000,000	4.750%, 09/01/37 Series 2003 A	Aa1/AA+/NR	970,510
	Rhode Island Health & Education Building Corp.,
	Bryant College
1,000,000	5.125%, 06/01/19 AMBAC Insured	A2/A/NR	1,025,390
230,000	5.000%, 12/01/21 AMBAC Insured	A2/A/NR	232,732
	Rhode Island Health & Education Building Corp.,
	Higher Educational Facilities
1,010,000	3.625%, 09/15/14 Series 2003 B NPFG Insured	Baa1/BBB/NR	1,021,484
1,050,000	4.000%, 09/15/15 Series 2003 B NPFG Insured	Baa1/BBB/NR	1,065,781
1,040,000	4.000%, 09/15/16 Series 2003 B NPFG Insured	Baa1/BBB/NR	1,050,816
600,000	3.625%, 09/15/14 Series 2003 C NPFG Insured	Baa1/BBB/NR	606,822
500,000	4.000%, 09/15/15 Series 2003 C NPFG Insured	Baa1/BBB/NR	507,515
500,000	4.000%, 09/15/16 Series 2003 C NPFG Insured	Baa1/BBB/NR	505,200
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,487,520
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	1,979,600
5,000,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	4,901,450
	Rhode Island Health & Education Building Corp.,
	Johnson & Wales University
465,000	5.500%, 04/01/15 Series 1999 A NPFG Insured	Baa1/BBB/NR	512,095
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	Baa1/BBB/NR	994,041

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education Revenue Bonds (continued)
	Rhode Island Health & Education Building Corp.,
	Johnson & Wales University (continued)
$785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured .	Baa1/BBB/NR	$867,637
1,360,000	4.000%, 04/01/12 Series 2003 Syncora Guarantee,
	Inc. Insured	NR/NR/NR*	1,390,899
3,210,000	4.000%, 04/01/13 Series 2003 Syncora Guarantee,
	Inc. Insured**	NR/NR/NR*	3,323,345
500,000	5.250%, 04/01/14 Series 2003 Syncora Guarantee,
	Inc. Insured	NR/NR/NR*	529,625
2,000,000	4.000%, 04/01/14 Series 2003 Syncora Guarantee,
	Inc. Insured	NR/NR/NR*	2,060,020
1,500,000	5.000%, 04/01/29 NPFG Insured	Baa1/BBB/NR	1,444,275
	Rhode Island Health & Educational Building Corp.,
	Higher Education Facility, New England
	Institute of Technology
3,000,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	2,719,230
	Rhode Island Health & Educational Building Corp.,
	Higher Education Facility, Rhode Island School
	of Design
250,000	4.400%, 06/01/15 NPFG Insured	A1/BBB/NR	256,835
585,000	4.600%, 06/01/17 NPFG Insured	A1/BBB/NR	599,964
505,000	4.700%, 06/01/18 Series 2001 NPFG Insured	A1/BBB/NR	517,580
280,000	4.750%, 06/01/19 Series 2001 NPFG Insured	A1/BBB/NR	286,776
1,310,000	5.625%, 08/15/22 Syncora Guarantee, Inc. Insured
	Series D	A1/NR/NR	1,363,422
900,000	5.000%, 08/15/23 Syncora Guarantee, Inc. Insured
	Series D	A1/NR/NR	913,905
1,000,000	5.000%, 06/01/31 NPFG Insured	A1/BBB/NR	974,980
	Rhode Island Health & Educational Building Corp.,
	Higher Education Facility, University of Rhode
	Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured .	Aa3/AA+/NR	1,960,580

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education Revenue Bonds (continued)
	Rhode Island Health & Educational Building Corp.,
	Higher Education Facility, Roger Williams
	University
$500,000	5.125%, 11/15/11 AMBAC Insured	NR/NR/NR*	$501,290
1,000,000	5.125%, 11/15/14 Series 1996 S AMBAC Insured	NR/NR/NR*	1,002,560
1,000,000	5.000%, 11/15/18 Series 1996 S AMBAC Insured	NR/NR/NR*	966,510
500,000	5.000%, 11/15/24 AMBAC Insured	NR/NR/NR*	500,040
	Rhode Island Health & Educational Building Corp.,
	University of Rhode Island
800,000	5.000%, 09/15/23 Series 2003 C Refunding NPFG
	Insured	Baa1/BBB/NR	800,736
500,000	4.000%, 09/15/11 Series 2005 G AMBAC Insured	Aa3/A+/NR	509,960
1,200,000	4.125%, 09/15/12 Series 2005 G AMBAC Insured	Aa3/A+/NR	1,251,456
1,200,000	4.125%, 09/15/13 Series 2005 G AMBAC Insured	Aa3/A+/NR	1,266,864
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding
	AMBAC Insured	Aa3/A+/NR	958,600
	Rhode Island Health & Education Facilities
	Authority, Providence College
1,000,000	4.250%, 11/01/14 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,053,520
2,500,000	4.375%, 11/01/15 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,622,700
2,500,000	4.500%, 11/01/16 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,611,700
1,000,000	4.500%, 11/01/17 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,035,320
1,000,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured
	Series 2003 A	A2/NR/NR	1,017,830
	Total Higher Education Revenue Bonds		56,663,510

	Hospital Revenue Bonds (3.8%)
	Rhode Island Health & Education Building Corp.,
	Lifespan Obligation
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	Aa3/AA+/NR	2,615,750
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	Aa3/AA+/NR	5,039,450
1,900,000	5.250%, 05/15/26 NPFG Insured	A3/BBB/NR	1,904,047
	Total Hospital Revenue Bonds		9,559,247

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Housing Revenue Bonds (4.2%)
	Rhode Island Housing & Mortgage Finance Corp.
	Home Funding
$3,200,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	$2,951,456
2,250,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	2,059,133
	Rhode Island Housing & Mortgage Finance Corp.
	Homeowner Opportunity
1,000,000	3.750%, 10/01/13 Series 50-A NPFG Insured	Aa2/AA+/NR	1,039,060
	Rhode Island Housing & Mortgage Finance Corp.
	Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,433,375
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	1,931,700
	Total Housing Revenue Bonds		10,414,724

	Lease Revenue Bonds (1.1%)
	Rhode Island Certificates of Participation (Central
	Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA+/AA-	1,004,060
	Rhode Island Certificates of Participation (Kent
	County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured Series 2004A	Aa3/AA-/AA-	257,360
	Rhode Island Certificates of Participation (School
	for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGMC Insured .	Aa3/AA+/AA-	1,027,900
500,000	5.625%, 04/01/29 Series C 2009 AGMC Insured .	Aa3/AA+/AA-	511,695
	Total Lease Revenue Bonds		2,801,015

	Pollution Control Revenue Bonds (2.7%)
	Rhode Island Clean Water Finance Agency, Water
	Pollution Control Bonds
1,490,000	5.000%, 10/01/18 Series B NPFG-IBC Insured
	(pre-refunded)	Aaa/NR/NR	1,602,420
310,000	5.000%, 10/01/18 Series B NPFG-IBC Insured	Aaa/AAA/NR	325,590
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured .	Aaa/AA/NR	4,870,926
	Total Pollution Control Revenue Bonds		6,798,936

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Secondary School Revenue Bonds (11.0%)
	Providence, Rhode Island Public Building
	Authority, School Projects
$500,000	5.500%, 12/15/14 Series 1996 B NPFG Insured	A2/BBB/NR	$501,345
500,000	5.500%, 12/15/15 Series 1996 B NPFG Insured	A2/BBB/NR	501,260
1,000,000	5.250%, 12/15/14 Series 1998 A AGMC Insured .	Aa3/AA+/NR	1,002,730
685,000	5.000%, 12/15/18 Series 1998 A AGMC Insured .	Aa3/AA+/NR	686,137
500,000	5.125%, 12/15/14 Series 1999 A AMBAC Insured	A2/A-/NR	505,410
250,000	5.250%, 12/15/15 Series 1999 A AMBAC Insured	A2/A-/NR	252,608
1,500,000	5.250%, 12/15/17 Series 1999 A AMBAC Insured	A2/A-/NR	1,516,275
1,000,000	5.250%, 12/15/19 Series 1999 A AMBAC Insured	A2/A-/NR	1,007,110
1,395,000	4.000%, 12/15/12 Series 2003 A NPFG Insured	A2/A-/NR	1,453,367
1,450,000	4.000%, 12/15/13 Series 2003 A NPFG Insured	A2/A-/NR	1,510,958
1,505,000	4.000%, 12/15/14 Series 2003 A NPFG Insured	A2/A-/NR	1,552,498
1,570,000	4.000%, 12/15/15 Series 2003 A NPFG Insured	A2/A-/NR	1,614,101
1,630,000	4.000%, 12/15/16 Series 2003 A NPFG Insured	A2/A-/NR	1,667,050
150,000	5.500%, 12/15/13 Series 2006 B NPFG Insured	A2/BBB/NR	150,441
3,000,000	4.500%, 05/15/27 Series A AGMC Insured	Aa3/AA+/NR	2,872,380
3,000,000	4.500%, 05/15/28 Series 2007 A AGMC Insured .	Aa3/AA+/NR	2,810,880
3,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured .	Aa3/AA+/NR	2,833,770
	Rhode Island Health & Education Building Corp.,
	Public School Financing
1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured .	Aa3/AA+/NR	1,091,080
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured .	Aa3/NR/NR	524,375
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured .	Aa3/AA+/NR	1,002,720
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured .	Aa3/NR/NR	547,490
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	1,894,240
	Total Secondary School Revenue Bonds		27,498,225

	Student Loan Revenue (0.4%)
	State of Rhode Island Student Loan Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	959,850

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Transportation Revenue Bonds (2.0%)
	Rhode Island State Turnpike & Bridge Authority
	Revenue
$1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	$1,526,736
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	1,914,500
1,580,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,485,690
	Total Transportation Revenue Bonds		4,926,926

	Water and Sewer Revenue Bonds (6.8%)
	Bristol County, Rhode Island Water Authority
750,000	5.250%, 07/01/17 Series 1997 A NPFG Insured	Baa1/BBB/NR	752,152
1,000,000	3.500%, 12/01/13 Series 2004 Refunding A NPFG
	Insured	Baa1/BBB/NR	1,031,530
1,000,000	3.500%, 12/01/14 Series 2004 Refunding A NPFG
	Insured	Baa1/BBB/NR	1,022,730
	Kent County, Rhode Island Water Authority
500,000	4.000%, 07/15/12 Series 2002 A NPFG Insured	Baa1/A/NR	523,465
1,055,000	4.150%, 07/15/14 Series 2002 A NPFG Insured	Baa1/A/NR	1,087,663
	Narragansett, Rhode Island Bay Commission
	Wastewater System Revenue
365,000	5.000%, 08/01/27 Series 2003 A NPFG Insured	Baa1/AA-/NR	368,997
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	970,800
4,230,000	5.000%, 08/01/35 Series A NPFG Insured	Baa1/AA-/NR	4,062,238
	Rhode Island Clean Water Protection Finance
	Agency
295,000	4.600%, 10/01/13 Series A AMBAC Insured	Aaa/NR/NR	295,797
325,000	4.750%, 10/01/14 Series A AMBAC Insured	Aaa/NR/NR	325,855
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,548,260
1,250,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/BBB/NR	1,351,725
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	500,890
735,000	5.125%, 10/01/11 1999 Series C NPFG Insured	Aaa/NR/NR	737,411
	Rhode Island Water Resources Board Public
	Drinking Water Protection
1,500,000	4.000%, 03/01/14 Series 2002 NPFG Insured	Baa1/BBB/NR	1,531,815

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water and Sewer Revenue Bonds (continued)
	Rhode Island Water Resources Board Public
	Drinking Water Protection (continued)
$595,000	4.250%, 03/01/15 Series 2002 NPFG Insured	Baa1/BBB/NR	$605,680
405,000	4.250%, 03/01/15 Series 2002 NPFG Insured
	(pre-refunded)	NR/A/NR	422,042
	Total Water and Sewer Revenue Bonds		17,139,050

	Other Revenue Bonds (0.4%)
	State of Rhode Island Depositors Economic
	Protection Corp.
500,000	6.000%, 08/01/17 NPFG Insured ETM	NR/BBB/NR	544,305
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	297,150
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/BBB/AAA	267,585
	Total Other Revenue Bonds		1,109,040
	Total Revenue Bonds		163,942,841
	Total Investments (cost $253,132,985-note 4)	101.3%	254,031,630
	Other assets less liabilities	(1.3)	(3,137,211)
	Net Assets	100.0%	$250,894,419

*
Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

**	Security pledged as collateral for the Fund's delayed delivery or when-issued commitments.

***	Security purchased on a delayed delivery or when-issued basis.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2010 (unaudited)

Percent of
Portfolio Distribution By Quality Rating	Investment †
Aaa of Moody’s or AAA of S&P	6.3%
Pre-refunded bonds††/Escrowed to maturity bonds	6.9
Aa of Moody’s or AA of S&P or Fitch	49.8
A of Moody’s or S&P or Fitch	26.2
Baa of Moody’s or BBB of S&P or Fitch	6.8
Not Rated*	4.0
100.0%

†	Calculated using the highest rating of the three rating services.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2010 (unaudited)

ASSETS
Investments at value (cost $253,132,985)	$254,031,630
Cash	241,867
Interest receivable	2,902,459
Receivable for Fund shares sold	183,717
Other assets	15,362
Total assets	257,375,035
LIABILITIES
Payable for investment securities purchased	2,984,400
Payable for Fund shares redeemed	2,475,238
Dividends payable	920,966
Management fee payable	61,634
Distribution and service fees payable	2,811
Accrued expenses	35,567
Total liabilities	6,480,616
NET ASSETS	$250,894,419
Net Assets consist of:
Capital Stock - Authorized 80,000,000 shares, par value $0.01 per share	$241,411
Additional paid-in capital	250,409,097
Net unrealized appreciation on investments (note 4)	898,644
Accumulated net realized loss on investments	(599,295)
Distributions in excess of net investment income	(55,438)
$250,894,419

CLASS A
Net Assets	$156,603,695
Capital shares outstanding	15,068,828
Net asset value and redemption price per share	$10.39
Maximum offering price per share (100/96 of $10.39 adjusted to nearest cent)	$10.82

CLASS C
Net Assets	$27,734,347
Capital shares outstanding	2,668,859
Net asset value and offering price per share	$10.39
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.39 *

CLASS I
Net Assets	$270,628
Capital shares outstanding	26,052
Net asset value, offering and redemption price per share	$10.39
CLASS Y
Net Assets	$66,285,749
Capital shares outstanding	6,377,409
Net asset value, offering and redemption price per share	$10.39

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2010 (unaudited)

Investment Income:

Interest income		$5,247,253

Expenses:

Management fee (note 3)	$626,234
Distribution and service fees (note 3)	251,668
Trustees’ fees and expenses (note 8)	62,981
Transfer and shareholder servicing agent fees (note 3)	59,429
Legal fees (note 3)	38,413
Shareholders’ reports and proxy statements	19,264
Auditing and tax fees	15,481
Fund accounting fees	9,977
Custodian fees (note 6)	9,801
Registration fees and dues	6,961
Insurance	5,759
Chief compliance officer (note 3)	2,271
Miscellaneous	23,329
Total expenses	1,131,568

Management fee waived (note 3)	(308,173)
Expenses paid indirectly (note 6)	(471)
Net expenses		822,924
Net investment income		4,424,329

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	27,965
Change in unrealized appreciation on investments	(6,352,829)

Net realized and unrealized gain (loss) on investments		(6,324,864)
Net change in net assets resulting from operations		$(1,900,535)

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2010	Year Ended
	(unaudited)	June 30, 2010
OPERATIONS:
Net investment income	$4,424,329	$7,600,822
Net realized gain (loss) from securities transactions	27,965	127,977
Change in unrealized appreciation on investments	(6,352,829)	3,708,634
Change in net assets from operations	(1,900,535)	11,437,433

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(2,856,044)	(5,222,294)

Class C Shares:
Net investment income	(362,932)	(476,630)

Class I Shares:
Net investment income	(4,832)	(9,617)

Class Y Shares:
Net investment income	(1,219,134)	(1,947,340)
Change in net assets from distributions	(4,442,942)	(7,655,881)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	46,443,291	49,485,057
Reinvested dividends and distributions	1,669,379	3,579,625
Cost of shares redeemed	(16,289,071)	(27,464,816)
Change in net assets from capital share transactions	31,823,599	25,599,866
Change in net assets	25,480,122	29,381,418

NET ASSETS:
Beginning of period	225,414,297	196,032,879
End of period*	$250,894,419	$225,414,297

* Includes distributions in excess of net investment income and undistributed net investment income of:	$(55,438)	$(36,825)

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2010 (unaudited)

1. Organization

     Narragansett Insured Tax-Free Income Fund (the “Fund”), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge (of varying size depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds*	254,031,630
Level 3 – Significant Unobservable Inputs	—
Total	$254,031,630

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2007-2009) and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure became effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal year ends beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

     Citizens Investment Advisors, a department of RBS Citizens, N.A. (the “Sub-Adviser”), serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund’s net assets.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

     For the six months ended December 31, 2010, the Fund incurred management fees of $626,234 of which $308,173 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period November 1, 2010 through October 31, 2011 so that total Fund expenses would not exceed 0.84% for Class A Shares, 1.69% for Class C Shares, 0.99% for Class I Shares or 0.69% for Class Y Shares. A similar contractual undertaking is expected to be in place through the period ended October 31, 2012.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”), including, but not limited to, any principal underwriter of the Fund with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended December 31, 2010, distribution fees on Class A Shares amounted to $118,990, of which the Distributor retained $3,002.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended December 31, 2010, amounted to $99,299. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended December 31, 2010, amounted to $33,099. The total of these payments with respect to Class C Shares amounted to $132,398, of which the Distributor retained $18,360.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended December 31, 2010, these payments were made at the average annual rate of 0.35% of such net assets amounting to $490 of which $280 related to the Plan and $210 related to the Shareholder Services Plan.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of intermediaries having offices within Rhode Island, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended December 31, 2010, total commissions on sales of Class A Shares amounted to $331,196, of which the Distributor received $27,085.

c) Other Related Party Transactions:

     For the six months ended December 31, 2010, the Fund incurred $38,177 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund’s ongoing operations. The Secretary of the Fund is Of Counsel to that firm.

4. Purchases and Sales of Securities

     During the six months ended December 31, 2010, purchases of securities and proceeds from the sales of securities aggregated $42,739,645 and $3,504,577, respectively.

     At December 31, 2010, the aggregate tax cost for all securities was $253,091,361. At December 31, 2010, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $5,061,080 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $4,120,811 for a net unrealized appreciation of $940,269.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers’ ability to meet their obligations. To mitigate against such risks, the Fund has chosen to have at least 80% of net assets insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. As a matter of practice, insurers of municipal obligations provide insurance only on issues which on their own credit rating are of investment grade, i.e. within the top four credit ratings of the nationally recognized statistical rating organizations. At December 31, 2010, the Fund had approximately 91% of its net assets invested in securities that were insured. While such insurance is intended to protect against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund’s share price and income return. (see note 11) Furthermore, given recent downgrades of many of the insurers, there is no assurance that some of the insurers may be relied on for payment.

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 2010, the Fund had all of its net assets invested in Rhode Island municipal issues.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	December 31, 2010		Year Ended
	(unaudited)		June 30, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,452,864	$15,565,898	2,304,233	$24,438,632
Reinvested distributions	118,356	1,270,621	276,834	2,935,287
Cost of shares redeemed	(679,008)	(7,228,415)	(1,243,581)	(13,220,381)
Net change	892,212	9,608,104	1,337,486	14,153,538
Class C Shares:
Proceeds from shares sold	909,168	9,726,619	1,204,217	12,757,795
Reinvested distributions	16,240	174,261	23,427	248,476
Cost of shares redeemed	(353,631)	(3,773,849)	(262,836)	(2,785,279)
Net change	571,777	6,127,031	964,808	10,220,992
Class I Shares:
Proceeds from shares sold	–	–	4	40
Reinvested distributions	373	4,006	907	9,617
Cost of shares redeemed	(283)	(3,032)	(694)	(7,361)
Net change	90	974	217	2,296
Class Y Shares:
Proceeds from shares sold	1,970,733	21,150,774	1,157,925	12,288,590
Reinvested distributions	20,544	220,491	36,406	386,245
Cost of shares redeemed	(503,071)	(5,283,775)	(1,080,774)	(11,451,795)
Net change	1,488,206	16,087,490	113,557	1,223,040
Total transactions in Fund shares	2,952,285	$31,823,599	2,416,068	$25,599,866

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

8. Trustees’ Fees and Expenses

     At December 31, 2010 there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended December 31, 2010 was $50,538. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended December 31, 2010, such meeting-related expenses amounted to $12,443.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. In this regard, the Fund decreased distributions in excess of net investment income in the amount of $340 and increased accumulated realized loss in the amount of $340 at June 30, 2010. This adjustment had no impact on the Fund’s aggregate net assets at June 30, 2010. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

     At June 30, 2010, the Fund had a capital loss carryover of $559,995 of which $116,837 expires on June 30, 2015 and $443,158 expires on June 30, 2016. The Fund acquired $468,864 capital loss carryover related to the acquisition of Ocean State Tax-Exempt Fund. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2010 (unaudited)

Tax character of distributions:

	Year Ended June 30,
	2010	2009
Net tax-exempt income	$7,655,881	$6,771,698
Ordinary income	–	90,370
	$7,655,881	$6,862,068

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	159,674
Accumulated net realized loss	(559,995)
Unrealized appreciation	7,284,474
Other temporary differences	(296,765)
	6,587,388

The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

The three major rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only a few are now deemed to be investment grade. Thus, while certain bonds still have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied on for payment.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A											Class C
	Six Months Ended		Year Ended June 30,									Six Months Ended		Year Ended June 30,
	12/31/10											12/31/10
	(unaudited)		2010	2009		2008		2007		2006		(unaudited)		2010		2009		2008		2007		2006
Net asset value, beginning of period	$10.64		$10.44	$10.39		$10.37		$10.34		$10.79		$10.64		$10.44		$10.39		$10.37		$10.34		$10.79
Income (loss) from investment operations:
Net investment income	0.19	(1)	0.39 (1)	0.38	(1)	0.38	(1)	0.38	(2)	0.38	(2)	0.15	(1)	0.29	(1)	0.29	(1)	0.29	(1)	0.30	(2)	0.29	(2)
Net gain (loss) on securities
(both realized and unrealized)	(0.24)		0.20	0.06		0.03		0.04		(0.44)		(0.25)		0.21		0.06		0.03		0.03		(0.44)
Total from investment operations	(0.05)		0.59	0.44		0.41		0.42		(0.06)		(0.10)		0.50		0.35		0.32		0.33		(0.15)
Less distributions (note 9):
Dividends from net investment income	(0.20)		(0.39)	(0.39)		(0.39)		(0.39)		(0.39)		(0.15)		(0.30)		(0.30)		(0.30)		(0.30)		(0.30)
Net asset value, end of period	$10.39		$10.64	$10.44		$10.39		$10.37		$10.34		$10.39		$10.64		$10.44		$10.39		$10.37		$10.34
Total return	(0.56	)%(3)(5)	5.71%(3)	4.30	%(3)	4.00	%(3)	4.10	%(3)	(0.56	)%(3)	(0.99	)%(4)(5)	4.81	%(4)	3.42	%(4)	3.12	%(4)	3.22	%(4)	(1.40	)%(4)
Ratios/supplemental data
Net assets, end of period (in millions)	$157		$151	$134		$105		$99		$103		$28		$22		$12		$11		$14		$17
Ratio of expenses to average net assets	0.61	%(6)	0.59%	0.60%		0.64%		0.68%		0.67%		1.45	%(6)	1.44%		1.45%		1.51%		1.53%		1.52%
Ratio of net investment income to average net assets	3.58	%(6)	3.63%	3.68%		3.63%		3.63%		3.61%		2.72	%(6)	2.75%		2.82%		2.76%		2.78%		2.76%
Portfolio turnover rate	1.45	%(5)	3.47%	6.17%		2.87%		2.37%		7.25%		1.45	%(5)	3.47%		6.17%		2.87%		2.37%		7.25%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.85	%(6)	0.87%	0.90%		0.97%		1.03%		1.03%		1.70	%(6)	1.72%		1.75%		1.82%		1.88%		1.88%
Ratio of net investment income to average net assets	3.34	%(6)	3.35%	3.38%		3.29%		3.28%		3.25%		2.48	%(6)	2.47%		2.52%		2.45%		2.43%		2.40%

The expense ratios after giving effect to the contractual expense cap and expenses offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.61	%(6)	0.59%	0.59%		0.63%		0.68%		0.67%		1.45	%(6)	1.44%		1.44%		1.48%		1.53%		1.52%
________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Not reflecting sales charges.
(4)	Not reflecting CDSC.
(5)	Not annualized.
(6)	Annualized.

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I							Class Y
	Six Months Ended		Year Ended June 30,					Six Months Ended		Year Ended June 30,
	12/31/10							12/31/10
	(unaudited)		2010	2009	2008	2007	2006	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.63		$10.44	$10.39	$10.37	$10.34	$10.79	$10.64		$10.44	$10.39	$10.37	$10.34	$10.79
Income from investment operations:
Net investment income	0.19	(1)	0.37 (1)	0.37 (1)	0.37 (1)	0.38 (2)	0.37 (2)	0.20	(1)	0.40 (1)	0.40 (1)	0.40 (1)	0.40 (2)	0.40 (2)
Net gain (loss) on securities
(both realized and unrealized)	(0.24)		0.19	0.06	0.03	0.03	(0.44)	(0.25)		0.20	0.05	0.03	0.04	(0.44)
Total from investment operations	(0.05)		0.56	0.43	0.40	0.41	(0.07)	(0.05)		0.60	0.45	0.43	0.44	(0.04)
Less distributions (note 9):
Dividends from net investment income .	(0.19)		(0.37)	(0.38)	(0.38)	(0.38)	(0.38)	(0.20)		(0.40)	(0.40)	(0.41)	(0.41)	(0.41)
Net asset value, end of period	$10.39		$10.63	$10.44	$10.39	$10.37	$10.34	$10.39		$10.64	$10.44	$10.39	$10.37	$10.34
Total return	(0.54	)%(3)	5.45%	4.17%	3.84%	3.96%	(0.67)%	(0.49	)%(3)	5.86%	4.46%	4.16%	4.25%	(0.40)%
Ratios/supplemental data
Net assets, end of period (in millions)	$0.3		$0.3	$0.3	$0.5	$0.8	$0.8	$66		$52	$50	$45	$34	$32
Ratio of expenses to average net assets	0.76	%(4)	0.74%	0.74%	0.81%	0.81%	0.79%	0.46	%(4)	0.44%	0.45%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets	3.44	%(4)	3.49%	3.54%	3.47%	3.50%	3.48%	3.73	%(4)	3.78%	3.83%	3.75%	3.77%	3.76%
Portfolio turnover rate	1.45	%(3)	3.47%	6.17%	2.87%	2.37%	7.25%	1.45	%(3)	3.47%	6.17%	2.87%	2.37%	7.25%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.01	%(4)	1.02%	1.04%	1.12%	1.15%	1.15%	0.70	%(4)	0.72%	0.75%	0.82%	0.87%	0.88%
Ratio of net investment income to average net assets	3.19	%(4)	3.20%	3.24%	3.16%	3.15%	3.12%	3.48	%(4)	3.49%	3.53%	3.44%	3.43%	3.39%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.76	%(4)	0.74%	0.73%	0.77%	0.80%	0.79%	0.46	%(4)	0.44%	0.44%	0.47%	0.52%	0.52%
________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2010 and held for the six months ended December 31, 2010.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended December 31, 2010

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(0.56)%	$1,000.00	$994.40	$3.07
Class C	(0.99)%	$1,000.00	$990.10	$7.27
Class I	(0.54)%	$1,000.00	$994.60	$3.82
Class Y	(0.49)%	$1,000.00	$995.10	$2.31

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.61%, 1.45%, 0.76% and 0.46% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2010

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,022.13	$3.11
Class C	5.00%	$1,000.00	$1,017.90	$7.37
Class I	5.00%	$1,000.00	$1,021.37	$3.87
Class Y	5.00%	$1,000.00	$1,022.89	$2.35

(1)
Expenses are equal to the annualized expense ratio of 0.61%, 1.45%, 0.76% and 0.46% for the Trust’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the “Fund”) was held on September 13, 2010. The holders of shares representing 91% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.  To elect Trustees.

	Dollar Amount of Votes:
Trustee	For	Withheld
Thomas A. Christopher	$201,179,191	$1,922,203
David A. Duffy	$201,101,155	$2,000,250
Diana P. Herrmann	$201,154,831	$1,946,574
Theodore T. Mason	$201,150,746	$1,950,659
Anne J. Mills	$201,142,852	$1,958,542
John J. Partridge	$201,118,120	$1,983,285
James R. Ramsey	$201,179,191	$1,922,214
Laureen L. White	$201,139,245	$1,962,160

2.  To act on the selection of Tait, Weller & Baker LLP as the Fund’s independent registered public accounting firm.

Dollar Amount of Votes:
For	Against	Abstain
$199,496,328	$3,084,422	$520,601

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Renewal until December 31, 2011 of the Advisory and Administration Agreement (the “Advisory Agreement”) between the Fund and the Manager and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Manager and Citizens Investment Advisors, a department of RBS Citizens, N.A. (the “Sub-Adviser”), was approved by the Board of Trustees and the independent Trustees in December, 2010.

     At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•	Copies of the agreements to be renewed;

•	A term sheet describing the material terms of the agreements;

•	The Annual Report of the Fund for the year ended June 30, 2010

•
A report, prepared by the Manager and provided to the Trustees for the Trustees’ review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

•	Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

     The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Manager and Sub-Adviser have provided local management of the Fund’s portfolio. The Trustees noted that the Sub-Adviser employed Salvatore C. DiSanto and Jeffrey K. Hanna as co-portfolio managers for the Fund and had provided facilities for credit analysis of the Fund’s portfolio securities. Messrs. DiSanto and Hanna, based in Providence, have provided local information regarding specific holdings in the Fund’s portfolio. The portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund’s portfolio, with which to assess the Fund as an investment vehicle for residents of Rhode Island in light of prevailing interest rates and local economic conditions. In addition, one or both of them have been present at all regular meetings of the Board and Shareholders.

     The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Rhode Island state-specific municipal bond funds, the portfolio of the Fund was of higher quality and was the only fund in the state which contained no securities subject to the alternative minimum tax.

     The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and approval of the Sub-Advisory Agreement.

The investment performance of the Fund, the Manager and Sub-Adviser.

     The Board reviewed each aspect of the Fund’s performance and compared its performance with that of its local competitors, its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide) and with the benchmark index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance that was generally comparable overall to that of its Morningstar peer group and its competitors, compared to which the Fund outperformed in some periods and in others it underperformed, with rates of return and distribution yield explained in part by the Fund’s generally higher-quality portfolio and generally shorter average maturities. Furthermore, the Trustees noted that in the past year the Fund’s net asset value generally fluctuated modestly compared to the local competitors. The Board considered these results to be consistent with the purposes of the Fund.

     The Board concluded that the performance of the Fund was acceptable in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and approval of the Sub-Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and Sub-Adviser and their affiliates from their relationships with the Fund.

     The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for its Morningstar peer group, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund. The Board noted that both the Manager and Sub-Adviser were currently waiving a portion of their respective fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period November 1, 2010 through October 31, 2011 so that total Fund expenses would not exceed 0.84 of 1% for Class A Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

     The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were generally lower than those being paid by its Morningstar peer group, and competitive with the Fund’s local competitors.

     The Board further concluded that the profitability to the Manager, Sub-Adviser and Distributor did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     Data provided to the Trustees showed that the Fund’s asset size had been increasing in recent years. The Trustees also noted that the materials indicated that the Fund’s fees were comparable to those of its peers, including those with breakpoints. Additionally, the Trustees noted that both the Manager and Sub-Adviser were currently waiving a substantial portion of their respective fees. Evaluation of these factors indicated to the Board that the Advisory Agreement should be renewed, and the Sub-Advisory Agreement should be approved, without addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and Sub-Adviser and their affiliates from their relationships with the Fund.

     The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
CITIZENS INVESTMENT ADVISORS,
A DEPARTMENT OF RBS CITIZENS, N. A.
One Citizens Plaza
Providence, Rhode Island 02903

Board of Trustees
David A. Duffy, Chair
Thomas A. Christopher
Diana P. Herrmann
Theodore T. Mason
Anne J. Mills
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Marie E. Aro, Senior Vice President
Stephen J. Caridi, Senior Vice President
Paul G. O’Brien, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND

By:	/s/ Diana P. Herrmann
President and Trustee March 7, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee March 7, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer March 7, 2011

NARRAGANSETT INSURED TAX-FREE INCOME FUND

EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.